Share-based payment arrangements - Stock option valuation (Details) - 2018 LTIP - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payment arrangements
Fair value at grant date	$ 5.03	$ 5.97
Share price at grant date	6.61	7.67
Exercise price	$ 6.57	$ 7.76
Expected volatility (as a percent)	93.20%	87.20%
Expected life	6 years 3 months 18 days	6 years 10 months 24 days
Risk-free interest rate (based on government bonds)	1.19%	1.90%